Financial Instruments - Contractual Maturity Dates of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying amount at
Bank loans	€ 3,464,799	€ 3,687,739
Other financial liabilities	115,313	101,749
Bonds and other marketable securities	2,713,101	2,677,202
Lease liabilities	733,499	740,690
Debts with associates		1,258
Payable to suppliers	601,618	581,882
Other current liabilities	31,190	22,320
Total carrying amount	7,659,520	7,812,840
Contractual flows
Bank loans	4,176,075	4,826,286
Other financial liabilities	115,314	101,749
Bonds and other marketable securities	3,119,194	3,167,075
Lease liabilities	733,499	740,690
Debts with associates		1,258
Payable to suppliers	601,618	581,882
Other current liabilities	31,190	22,320
Total contractual flows	8,776,890	9,441,260
6 months or less
Contractual flows
Bank loans	190,659	204,851
Other financial liabilities	103,397	21,000
Bonds and other marketable securities	144,756	128,606
Lease liabilities	21,896	22,334
Payable to suppliers	601,585	581,867
Other current liabilities	30,369	21,612
Total contractual flows	1,092,662	980,270
6 - 12 months
Contractual flows
Bank loans	89,704	100,083
Other financial liabilities	1,645	20,708
Bonds and other marketable securities	32,016	32,016
Lease liabilities	20,746	22,130
Debts with associates		1,258
Payable to suppliers	33	15
Other current liabilities	821	708
Total contractual flows	144,965	176,918
2022
Carrying amount at
Other financial liabilities	3,945	50,585
Contractual flows
Bank loans	134,789	183,525
Other financial liabilities	3,372	50,646
Bonds and other marketable securities	64,031	64,031
Lease liabilities	40,961	41,444
Total contractual flows	243,153	339,646
2-5 years
Contractual flows
Bank loans	502,605	715,443
Other financial liabilities	5,515	7,416
Bonds and other marketable securities	2,091,066	2,137,772
Lease liabilities	158,032	155,300
Total contractual flows	2,757,218	3,015,931
More than 5 years
Carrying amount at
Other financial liabilities	1,630	3,129
Contractual flows
Bank loans	3,258,318	3,622,384
Other financial liabilities	1,385	1,979
Bonds and other marketable securities	787,325	804,650
Lease liabilities	491,864	499,482
Total contractual flows	€ 4,538,892	€ 4,928,495